Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Summary of guarantees, acceptances and credit commitments

(a)	Guarantees, acceptances and credit commitments as of December 31, 2021 and 2022 are as follows:

	2021		2022
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	10,540,968	12,154,088
Contingent guarantees		4,670,771	4,565,829
ABS and ABCP purchase agreements		1,525,768	1,496,604

		16,737,507	18,216,521

Commitments to extend credit:
Loan commitments in won		81,707,963	83,231,840
Loan commitments in foreign currency		19,807,686	25,052,284
Other agreements (*)		92,338,217	96,971,153

		193,853,866	205,255,277

Endorsed bills:
Secured endorsed bills		8,199	10,025
Unsecured endorsed bills		7,683,165	7,046,806

		7,691,364	7,056,831

	~~W~~	218,282,737	230,528,629

(*)
Unused credit commitments provided to the card customers are included, the amounts are
~~W~~
86,979,545 million for the year ended December 31, 2021 and
~~W~~
90,452,012 million for the year ended December 31, 2022.

Summary of pending litigations
(b)	Pending litigations

The	Group’s pending lawsuits as a defendant as of December 31, 2022 are as follows:

Case	Number of claim	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	33,096	The Plaintiff believes that the group of lenders including the Group unfairly sold two oil drilling vessels that are the core assets for borrowers and it caused losses to other bankrupt creditors of the borrower. Therefore, the Plaintiff filed a lawsuit for damages.	The first trial is ongoing as of December 31, 2022.

Loss claim	1		64,748	Joint Tort liability and Vicarious liability	The first trial is ongoing as of December 31, 2022.

Loss claim	1		36,436	Joint Tort liability and Vicarious liability	The first trial is ongoing as of December 31, 2022.

Hwaseong Bansong-dong Construction Payment Litigation (Hyosung Heavy Industries, etc. 1)	1		25,507	The plaintiffs, as contractors, claimed unpaid construction costs.	The first trial is ongoing as of December 31, 2022.

Others	588		370,892	It includes various cases, such as compensation for loss claim.

	592	~~W~~	530,679